UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22597

Investment Company Act File Number

Parametric Market Neutral Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Market Neutral Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 72.6%

Security	Shares	Value
Australia — 1.5%
AGL Energy, Ltd.	3,995	$54,456
Amcor, Ltd.	2,508	24,005
Ardent Leisure Group	4,248	10,100
Aristocrat Leisure, Ltd.	2,593	13,602
Asciano, Ltd.	3,163	17,558
BHP Billiton, Ltd.	2,836	100,696
Brambles, Ltd.	4,757	41,182
carsales.com, Ltd.	986	10,412
Commonwealth Bank of Australia	1,051	81,063
Computershare, Ltd.	3,083	37,205
CSL, Ltd.	1,953	121,679
Domino’s Pizza Enterprises, Ltd.	557	11,073
DUET Group	10,042	22,395
Echo Entertainment Group, Ltd.	3,852	11,800
Harvey Norman Holdings, Ltd.	6,353	18,026
James Hardie Industries PLC CDI	1,310	16,268
Myer Holdings, Ltd.	5,017	10,475
National Australia Bank, Ltd.	898	29,158
Navitas, Ltd.	1,496	6,811
Oil Search, Ltd.	3,932	34,391
Origin Energy, Ltd.	4,551	59,935
Orora, Ltd.	9,401	12,660
Ramsay Health Care, Ltd.	510	22,721
Recall Holdings, Ltd.(1)	2,350	11,191
Scentre Group(1)	1,263	3,991
Spark Infrastructure Group	9,966	17,366
Sydney Airport	3,269	12,968
Tabcorp Holdings, Ltd.	6,320	20,422
Tatts Group, Ltd.	6,146	20,183
Telstra Corp., Ltd.	28,309	143,558
Transurban Group	4,379	31,446
Treasury Wine Estates, Ltd.	2,737	12,542
UGL, Ltd.	1,492	9,577
Village Roadshow, Ltd.	1,518	10,931
Westfield Corp.	1,014	7,048
Westpac Banking Corp.	1,470	46,746
Woodside Petroleum, Ltd.	1,569	61,589
Woolworths, Ltd.	3,586	122,226

		$1,299,455

Austria — 0.1%
ams AG	875	$31,201
Andritz AG	289	15,643
CA Immobilien Anlagen AG	521	10,406
Immofinanz AG	3,748	11,820
OMV AG	764	30,727
Telekom Austria AG	3,036	29,111

		$128,908

Belgium — 0.4%
Ageas	317	$11,378
Anheuser-Busch InBev NV	834	90,016
Belgacom SA	1,613	52,711
Groupe Bruxelles Lambert SA	287	28,544

Security	Shares	Value
Solvay SA	276	$44,565
Telenet Group Holding NV(1)	818	43,723
UCB SA	650	59,621
Umicore SA	582	28,127

		$358,685

Brazil — 1.6%
AES Tiete SA, PFC Shares	3,300	$26,996
All America Latina Logistica SA (Units)	5,800	22,241
Banco do Brasil SA	4,700	57,425
Banco Santander Brasil SA ADR	8,800	59,136
BM&F Bovespa SA	10,600	56,580
BR Malls Participacoes SA	5,900	50,971
Centrais Eletricas Brasileiras SA	5,300	25,440
Cia de Concessoes Rodoviarias SA (CCR)	7,400	58,189
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,700	32,930
Cia de Saneamento de Minas Gerais-COPASA	1,500	24,562
Cia Energetica de Minas Gerais SA, PFC Shares	4,707	38,320
Cia Energetica de Sao Paulo, PFC Shares, Class B	2,400	30,604
Cia Hering	3,200	29,789
Cia Siderurgica Nacional SA ADR	5,500	27,335
Cielo SA	3,448	63,071
Embraer SA ADR	1,210	46,028
Estacio Participacoes SA	4,000	49,631
Gerdau SA ADR	4,000	23,520
Itau Unibanco Holding SA, PFC Shares	8,140	125,935
Lojas Americanas SA, PFC Shares	8,206	52,265
Lojas Renner SA	2,400	72,463
Natura Cosmeticos SA	2,400	37,374
Petroleo Brasileiro SA ADR	3,000	47,820
Petroleo Brasileiro SA, PFC Shares	12,100	101,867
Raia Drogasil SA	5,000	41,807
Tim Participacoes SA	7,100	37,616
Totvs SA	1,500	25,911
Ultrapar Participacoes SA	900	20,727
Vale SA	3,100	44,476
Vale SA ADR	3,900	55,965
Weg SA	2,340	28,054

		$1,415,048

Chile — 0.6%
Antarchile SA, Series A	2,600	$33,634
Banco de Chile	341,213	42,417
Banco de Credito e Inversiones	384	21,113
Banco Santander Chile SA ADR	1,340	34,076
Cencosud SA	9,300	28,939
Cia Cervecerias Unidas SA	1,900	21,359
Corpbanca SA	2,058,100	24,307
Empresa Nacional de Electricidad SA	21,600	32,070
Empresas CMPC SA	14,200	32,023
Empresas Copec SA	5,200	63,681
Enersis SA	152,500	51,255
Latam Airlines Group SA	2,330	27,413
S.A.C.I. Falabella	7,300	57,874
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,200	33,276

		$503,437

China — 2.4%
Agricultural Bank of China, Ltd., Class H	64,000	$31,005
Air China, Ltd., Class H	37,313	22,817
Anhui Conch Cement Co., Ltd., Class H	19,500	73,453
Baidu, Inc. ADR(1)	700	151,235
Bank of Communications, Ltd., Class H	84,000	64,361
Beijing Enterprises Holdings, Ltd.	3,694	32,191

Security	Shares	Value
Brilliance China Automotive Holdings, Ltd.	18,000	$33,686
China CITIC Bank Corp., Ltd., Class H	53,601	35,490
China Coal Energy Co., Class H	126,213	76,017
China Communications Construction Co., Ltd., Class H	30,000	22,742
China Construction Bank Corp., Class H	64,000	49,131
China Life Insurance Co., Ltd., Class H	26,000	77,382
China Longyuan Power Group Corp., Class H	43,000	43,692
China Mengniu Dairy Co., Ltd.	7,000	33,842
China Merchants Bank Co., Ltd., Class H	30,000	60,705
China Merchants Holdings (International) Co., Ltd.	16,000	53,823
China Mobile, Ltd.	19,000	207,606
China National Building Material Co., Ltd., Class H	58,000	57,827
China Overseas Land & Investment, Ltd.	12,000	36,566
China Pacific Insurance (Group) Co., Ltd., Class H	6,400	25,137
China Resources Enterprise, Ltd.	10,000	30,366
China Resources Power Holdings Co., Ltd.	10,000	28,064
China Telecom Corp., Ltd., Class H	100,000	56,364
Citic Pacific, Ltd.	20,000	39,937
Ctrip.com International, Ltd. ADR(1)	800	51,224
Digital China Holdings, Ltd.	32,000	31,494
Guangdong Investment, Ltd.	20,000	22,403
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	45,800	36,732
Inner Mongolia Yitai Coal Co., Ltd., Class B	50,400	74,428
Lenovo Group, Ltd.	42,000	57,399
Mindray Medical International, Ltd. ADR	800	24,040
NetEase.com, Inc. ADR	600	50,424
New Oriental Education & Technology Group, Inc. ADR	800	15,640
PICC Property & Casualty Co., Ltd., Class H	50,000	80,976
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	24,618
SINA Corp.(1)	660	31,937
Sinopharm Group Co., Ltd., Class H	8,800	25,844
Tingyi (Cayman Islands) Holding Corp.	14,000	39,821
Want Want China Holdings, Ltd.	25,000	34,202
Weichai Power Co., Ltd., Class H	8,200	35,626
WuXi PharmaTech (Cayman), Inc. ADR(1)	800	24,648
Yanzhou Coal Mining Co., Ltd., Class H	94,000	76,703
ZTE Corp., Class H	14,400	29,938

		$2,111,536

Colombia — 0.3%
Almacenes Exito SA	1,900	$30,675
Banco de Bogota	763	28,459
Bancolombia SA ADR, PFC Shares	600	37,446
Cementos Argos SA	3,300	19,342
Ecopetrol SA	23,700	40,158
Grupo Aval Acciones y Valores SA, PFC Shares	44,700	33,107
Grupo Nutresa SA	2,820	40,720
Interconexion Electrica SA	4,900	24,099
ISAGEN SA ESP	14,100	24,380

		$278,386

Czech Republic — 0.4%
CEZ AS	5,830	$165,008
Komercni Banka AS	470	101,899
Pegas Nonwovens SA	1,430	42,986
Unipetrol AS(1)	4,870	30,076

		$339,969

Denmark — 0.4%
A.P. Moller-Maersk A/S, Class A	10	$22,441
A.P. Moller-Maersk A/S, Class B	18	41,964
Carlsberg A/S, Class B	403	38,558
Danske Bank A/S	1,253	36,200

Security	Shares	Value
DSV A/S	645	$20,369
Novo Nordisk A/S, Class B	1,442	66,378
Novozymes A/S, Class B	1,159	57,312
Pandora A/S	512	35,037
TDC A/S	3,691	37,235
Tryg A/S	163	16,423

		$371,917

Egypt — 0.0%(2)
Egypt Kuwait Holding Co.(1)	239	$249

		$249

Finland — 0.4%
Elisa Oyj	1,797	$51,472
Kesko Oyj, Class B	639	24,303
Kone Oyj, Class B	831	34,942
Nokia Oyj	7,345	58,190
Nokian Renkaat Oyj	347	12,014
Orion Oyj, Class B	1,244	46,120
Sampo Oyj	1,060	52,656
UPM-Kymmene Oyj	2,069	33,722
Wartsila Oyj	404	20,346

		$333,765

France — 1.4%
Air Liquide SA	1,170	$148,887
AtoS	282	22,020
AXA SA	1,201	27,593
BNP Paribas SA	777	51,557
Cap Gemini SA	729	52,862
Christian Dior SA	113	19,682
Danone SA	956	69,053
Dassault Systemes SA	580	38,921
Essilor International SA	258	25,203
GDF Suez	4,169	107,496
Iliad SA	94	25,872
L’Oreal SA	309	52,178
LVMH Moet Hennessy Louis Vuitton SA	357	61,412
Natixis	2,217	14,326
Publicis Groupe SA	230	16,687
Safran SA	440	25,858
Sanofi	864	90,712
Societe BIC SA	100	13,787
Sodexo	206	20,474
Suez Environnement Co. SA	1,196	22,321
Thales SA	248	14,105
Total SA	2,155	138,986
Unibail-Rodamco SE	90	24,159
Vinci SA	361	24,914
Vivendi SA	4,747	119,141

		$1,228,206

Germany — 1.5%
Adidas AG	312	$24,705
Allianz SE	427	71,089
BASF SE	750	77,620
Bayer AG	677	89,301
Bayerische Motoren Werke AG	362	43,121
Bayerische Motoren Werke AG, PFC Shares	159	15,068
Beiersdorf AG	447	40,290
Commerzbank AG(1)	1,643	23,607
Continental AG	85	18,306
Deutsche Boerse AG	195	14,117

Security	Shares	Value
Deutsche Post AG	1,224	$39,161
Deutsche Telekom AG	8,127	131,882
E.ON SE	5,500	103,831
Hannover Rueckversicherung AG	175	14,939
Henkel AG & Co. KGaA, PFC Shares	854	94,965
Indus Holding AG	212	11,141
Linde AG	247	50,378
Muenchener Rueckversicherungs-Gesellschaft AG	103	21,854
Porsche Automobil Holding SE, PFC Shares	228	21,311
QIAGEN NV(1)	1,968	48,059
RWE AG	1,596	64,077
SAP SE	2,211	173,767
Siemens AG	774	95,586
Suedzucker AG	594	10,405
Volkswagen AG, PFC Shares	95	22,063

		$1,320,643

Greece — 0.2%
Alpha Bank AE(1)	21,300	$17,019
Folli Follie SA(1)	500	20,906
Hellenic Telecommunications Organization SA(1)	2,550	34,955
JUMBO SA(1)	1,568	23,455
OPAP SA	2,000	32,593
Piraeus Bank SA(1)	10,900	22,901
Titan Cement Co. SA	883	27,071

		$178,900

Hong Kong — 0.8%
AIA Group, Ltd.	8,800	$47,201
Bank of East Asia, Ltd.	4,200	17,905
Biosensors International Group, Ltd.	13,000	8,825
BOC Hong Kong (Holdings), Ltd.	8,000	25,091
Cathay Pacific Airways, Ltd.	8,000	15,093
Cheung Kong Infrastructure Holdings, Ltd.	4,000	28,129
CLP Holdings, Ltd.	6,000	49,912
Enn Energy Holdings, Ltd.	6,000	42,285
Fosun International, Ltd.	14,000	17,780
Galaxy Entertainment Group, Ltd.	9,000	75,572
Global Brands Group Holdings, Ltd.(1)	8,000	2,085
Hang Lung Properties, Ltd.	4,000	12,353
Hang Seng Bank, Ltd.	1,600	27,146
Hong Kong & China Gas Co., Ltd.	5,698	12,457
Hongkong Land Holdings, Ltd.	3,000	20,505
Hopewell Holdings, Ltd.	5,000	17,367
Hutchison Whampoa, Ltd.	6,000	81,469
Jardine Matheson Holdings, Ltd.	400	23,876
Li & Fung, Ltd.	8,000	10,637
Link REIT (The)	4,000	22,720
MTR Corp., Ltd.	6,000	23,571
PAX Global Technology, Ltd.(1)	18,000	13,798
Power Assets Holdings, Ltd.	7,500	67,040
Sands China, Ltd.	4,400	32,332
VTech Holdings, Ltd.	1,200	14,835

		$709,984

Hungary — 0.3%
Magyar Telekom Rt.(1)	28,610	$45,410
MOL Hungarian Oil & Gas Rt.	1,580	76,414
OTP Bank Rt.	5,880	101,914
Richter Gedeon Nyrt.	5,130	84,176

		$307,914

Security	Shares	Value
India — 0.2%
Dr. Reddy’s Laboratories, Ltd. ADR	700	$31,325
Infosys, Ltd. ADR	1,900	104,158

		$135,483

Indonesia — 0.6%
Adaro Energy Tbk PT	228,900	$23,029
Bank Central Asia Tbk PT	59,800	59,845
Bank Mandiri Tbk PT	41,800	36,373
Bank Negara Indonesia Persero Tbk PT	66,200	28,674
Bank Rakyat Indonesia Tbk PT	39,900	38,271
Gudang Garam Tbk PT	5,500	25,432
Indocement Tunggal Prakarsa Tbk PT	12,900	27,927
Indofood Sukses Makmur Tbk PT	36,000	21,670
Kalbe Farma Tbk PT	269,700	39,831
Lippo Karawaci Tbk PT	274,500	25,931
Media Nusantara Citra Tbk PT	123,000	27,290
Perusahaan Gas Negara Tbk PT	87,500	44,043
Semen Gresik (Persero) Tbk PT	31,700	44,463
Telekomunikasi Indonesia Tbk PT	288,700	65,585
Unilever Indonesia Tbk PT	10,700	27,997
United Tractors Tbk PT	16,000	31,379

		$567,740

Ireland — 0.4%
Bank of Ireland(1)	100,000	$35,138
CRH PLC	2,474	57,744
DCC PLC	638	36,401
FleetMatics Group PLC(1)	823	25,999
Grafton Group PLC	1,701	16,485
ICON PLC(1)	1,639	84,900
Irish Continental Group PLC	3,810	13,578
Kerry Group PLC, Class A	576	42,780
Paddy Power PLC	868	61,289

		$374,314

Israel — 0.3%
Bank Hapoalim B.M.	6,753	$39,392
Bezeq Israeli Telecommunication Corp., Ltd.	29,191	54,354
Check Point Software Technologies, Ltd.(1)	479	32,510
Elbit Systems, Ltd.	368	23,061
Israel Chemicals, Ltd.	3,091	25,134
Israel Corp., Ltd.(1)	41	24,131
Mizrahi Tefahot Bank, Ltd.	1,449	18,322
Ormat Industries, Ltd.	1,377	9,977
Teva Pharmaceutical Industries, Ltd. ADR	1,425	76,237

		$303,118

Italy — 0.6%
Assicurazioni Generali SpA	750	$15,655
Astaldi SpA	933	8,981
Atlantia SpA	1,920	50,815
Autogrill SpA(1)	1,425	12,126
CIR SpA(1)	6,635	9,221
Davide Campari-Milano SpA	2,889	22,537
Enel SpA	7,128	40,580
ENI SpA	3,829	97,432
Finmeccanica SpA(1)	1,116	10,282
Intesa Sanpaolo SpA	9,658	28,681
Luxottica Group SpA	670	36,963
Pirelli & C. SpA	890	13,273
Recordati SpA	1,001	16,522

Security	Shares	Value
Snam SpA	5,176	$30,512
Telecom Italia SpA(1)	50,420	58,099
Telecom Italia SpA, PFC Shares	47,021	43,963
Terna Rete Elettrica Nazionale SpA	4,240	22,299

		$517,941

Japan — 3.1%
Aeon Co., Ltd.	1,700	$19,088
Air Water, Inc.	2,000	31,986
Ajinomoto Co., Inc.	2,000	30,744
Asahi Group Holdings, Ltd.	1,100	33,175
Asahi Kasei Corp.	3,000	23,709
Astellas Pharma, Inc.	5,200	70,515
Brother Industries, Ltd.	800	14,313
Canon, Inc.	1,300	42,530
Central Japan Railway Co.	100	14,202
Century Tokyo Leasing Corp.	300	9,633
Chiba Bank, Ltd. (The)	3,000	21,838
Chubu Electric Power Co., Inc.(1)	4,000	46,498
Chugai Pharmaceutical Co., Ltd.	900	29,955
Chugoku Bank, Ltd. (The)	1,000	15,364
Cosmo Oil Co., Ltd.	6,000	12,027
Daicel Corp.	2,000	20,185
Daido Steel Co., Ltd.	3,000	14,019
Daikin Industries, Ltd.	200	13,736
Daito Trust Construction Co., Ltd.	100	12,053
Daiwa House Industry Co., Ltd.	1,000	20,299
Daiwa House REIT Investment Corp.	2	8,839
Daiwa House Residential REIT	2	9,378
Dentsu, Inc.	300	11,882
Dowa Holdings Co., Ltd.	2,000	18,610
Dydo Drinco, Inc.	300	13,247
East Japan Railway Co.	200	16,021
Eisai Co., Ltd.	700	29,652
Electric Power Development Co., Ltd.	900	28,996
FANUC Corp.	200	34,566
Fast Retailing Co., Ltd.	100	33,015
FUJIFILM Holdings Corp.	900	25,691
Fujitsu, Ltd.	3,000	22,996
Gunma Bank, Ltd. (The)	3,000	17,651
Hachijuni Bank, Ltd. (The)	3,000	18,442
Hamamatsu Photonics K.K.	400	18,803
Hirose Electric Co., Ltd.	100	14,054
Hiroshima Bank, Ltd. (The)	3,000	14,558
Hitachi Metals, Ltd.	1,000	16,261
Hitachi, Ltd.	2,000	15,502
Honda Motor Co., Ltd.	1,000	34,811
House Foods Group, Inc.	700	12,621
Hoya Corp.	500	16,189
Ibiden Co., Ltd.	800	15,986
Idemitsu Kosan Co., Ltd.	700	14,308
IHI Corp.	3,000	13,873
ITOCHU Corp.	900	11,459
ITOCHU Techno-Solutions Corp.	300	13,417
Japan Real Estate Investment Corp.	2	11,242
Japan Tobacco, Inc.	2,100	73,852
JX Holdings, Inc.	16,300	83,816
Kamigumi Co., Ltd.	2,000	19,128
Kansai Electric Power Co., Inc. (The)(1)	5,200	47,498
Kansai Paint Co., Ltd.	2,000	33,515
Kao Corp.	1,300	53,461
KDDI Corp.	2,300	132,211
Keihan Electric Railway Co., Ltd.	3,000	13,054

Security	Shares	Value
Kewpie Corp.	700	$12,597
Keyence Corp.	100	43,564
Kikkoman Corp.	1,000	21,901
Kintetsu Corp.	3,000	10,924
Kobayashi Pharmaceutical Co., Ltd.	200	12,398
Kubota Corp.	1,000	13,165
Kyocera Corp.	400	19,375
Kyowa Hakko Kirin Co., Ltd.	2,000	27,477
Kyushu Electric Power Co., Inc.(1)	3,000	33,310
Lawson, Inc.	200	14,977
Lion Corp.	2,000	11,636
Marubeni Corp.	2,000	14,056
Maruichi Steel Tube, Ltd.	400	11,073
Miraca Holdings, Inc.	300	13,884
Mitsubishi Chemical Holdings Corp.	3,000	13,130
Mitsubishi Corp.	900	18,965
Mitsubishi Estate Co., Ltd.	1,000	24,453
Mitsubishi Materials Corp.	3,000	10,906
Mitsubishi UFJ Financial Group, Inc.	8,600	50,717
Mitsui & Co., Ltd.	1,200	19,245
Mizuho Financial Group, Inc.	12,700	24,657
Murata Manufacturing Co., Ltd.	300	28,598
Nintendo Co., Ltd.	100	11,109
Nippon Building Fund, Inc.	2	11,228
Nippon Electric Glass Co., Ltd.	2,000	11,205
Nippon Telegraph & Telephone Corp.	1,500	99,606
NOK Corp.	600	12,252
NTT DoCoMo, Inc.	5,100	89,434
Ono Pharmaceutical Co., Ltd.	300	25,377
ORIX Corp.	900	14,545
Osaka Gas Co., Ltd.	11,000	45,752
Otsuka Holdings Co., Ltd.	700	22,290
Pigeon Corp.	200	11,489
Rakuten, Inc.	1,129	14,827
Santen Pharmaceutical Co., Ltd.	400	23,580
Seven Bank, Ltd.	3,200	12,842
Shin-Etsu Chemical Co., Ltd.	600	38,057
Showa Denko K.K.	7,000	10,183
Stanley Electric Co., Ltd.	400	10,375
Sumitomo Metal Mining Co., Ltd.	1,000	16,659
Sumitomo Mitsui Financial Group, Inc.	600	24,459
Suzuken Co., Ltd.	400	12,753
Takeda Pharmaceutical Co., Ltd.	1,300	59,296
Tokio Marine Holdings, Inc.	600	18,868
Tokyo Electron, Ltd.	200	13,065
Tokyo Gas Co., Ltd.	12,000	68,552
TonenGeneral Sekiyu K.K.	3,000	26,200
Toray Industries, Inc.	3,000	20,307
Toyota Motor Corp.	1,800	106,272
Unicharm Corp.	400	24,493
USS Co., Ltd.	900	15,723
Yamaguchi Financial Group, Inc.	1,000	10,243
Yamato Holdings Co., Ltd.	700	14,582

		$2,811,105

Kuwait — 0.3%
Agility Public Warehousing Co. KSC	250	$698
Burgan Bank SAK	6,152	11,049
Commercial Bank of Kuwait SAK	11,100	27,704
Gulf Bank(1)	11,903	14,294
Kuwait Finance House KSC	9,617	27,390
Kuwait Foods Co. (Americana)	2,800	30,386

Security	Shares	Value
Mabanee Co. SAKC	3,675	$12,859
Mobile Telecommunications Co.	18,600	41,597
National Bank of Kuwait SAK	17,888	61,534
National Industries Group Holding(1)	26,460	20,489

		$248,000

Malaysia — 0.6%
AMMB Holdings Bhd	10,700	$23,175
Axiata Group Bhd	14,200	30,913
Dialog Group Bhd	41,731	24,232
Digi.com Bhd	12,500	22,200
Gamuda Bhd	14,300	21,357
Genting Bhd	10,100	31,080
IJM Corp. Bhd	10,700	22,376
Lafarge Malayan Cement Bhd	8,200	24,975
Malayan Banking Bhd	11,900	36,707
Maxis Bhd	10,500	22,179
Petronas Chemicals Group Bhd	18,200	37,744
Petronas Dagangan Bhd	3,400	19,709
Public Bank Bhd	4,700	29,050
Resorts World Bhd	20,400	28,046
RHB Capital Bhd	9,000	25,449
Sapurakencana Petroleum Bhd(1)	20,397	27,437
Sime Darby Bhd	20,700	61,524
Tenaga Nasional Bhd	10,300	39,976

		$528,129

Mexico — 1.6%
Alfa SAB de CV, Series A	31,700	$86,564
America Movil SAB de CV ADR, Series L	11,800	278,126
Bolsa Mexicana de Valores SAB de CV	20,000	40,711
Cemex SAB de CV ADR(1)	9,299	116,795
Coca Cola Femsa SAB de CV ADR	300	32,019
Compartamos SAB de CV	26,800	54,269
Embotelladoras Arca SAB de CV	5,300	37,469
Fomento Economico Mexicano SAB de CV ADR	800	75,112
Grupo Aeroportuario del Pacifico SAB de CV ADR	400	26,928
Grupo Bimbo SAB de CV, Series A	13,700	42,012
Grupo Carso SA de CV, Series A1	6,000	33,980
Grupo Financiero Banorte SAB de CV, Class O	18,200	121,081
Grupo Financiero Inbursa SAB de CV, Class O	18,400	56,230
Grupo Mexico SAB de CV, Series B	24,743	88,042
Grupo Televisa SA ADR	2,270	80,789
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	11,200	31,770
Industrias Penoles SAB de CV	1,000	24,962
Kimberly-Clark de Mexico SAB de CV, Class A	9,900	25,117
Mexichem SAB de CV	8,732	34,875
Promotora y Operadora de Infraestructura SAB de CV(1)	3,000	40,489
Wal-Mart de Mexico SAB de CV, Series V	27,400	68,044

		$1,395,384

Netherlands — 0.8%
Aercap Holdings NV(1)	229	$9,991
Airbus Group NV	535	31,041
Akzo Nobel NV	917	66,046
ASML Holding NV	1,079	101,761
CNH Industrial NV	2,974	27,450
Fugro NV	817	31,460
Heineken NV	342	24,024
ING Groep NV(1)	3,726	48,392
Koninklijke Ahold NV	1,466	25,562
Koninklijke DSM NV	667	46,078
Koninklijke KPN NV(1)	23,031	73,645

Security	Shares	Value
Koninklijke Philips NV	1,371	$42,255
Koninklijke Vopak NV	753	34,856
Reed Elsevier NV	4,294	96,660
STMicroelectronics NV	4,609	38,231
Unilever NV	779	32,060

		$729,512

New Zealand — 0.1%
Argosy Property, Ltd.	12,520	$10,683
Auckland International Airport, Ltd.	10,086	32,607
Fletcher Building, Ltd.	3,787	29,149
Kiwi Income Property Trust REIT	15,506	15,467
Xero, Ltd.(1)	938	19,753

		$107,659

Norway — 0.4%
DNB ASA	1,443	$25,572
Kongsberg Gruppen ASA	820	18,725
Nordic Semiconductor ASA(1)	2,453	13,197
Orkla ASA	3,932	35,591
Salmar ASA	710	13,905
Schibsted ASA	922	44,510
Seadrill, Ltd.	500	17,964
Statoil ASA	1,375	39,290
Stolt-Nielsen, Ltd.	522	11,859
Telenor ASA	2,615	60,179
Veidekke ASA	1,643	17,971
Yara International ASA	801	36,599

		$335,362

Peru — 0.5%
Alicorp SA	18,200	$54,256
Cia de Minas Buenaventura SA ADR	2,000	23,420
Credicorp, Ltd.	600	88,752
Grana y Montero SA	9,300	31,044
Luz del Sur SAA	5,700	19,332
Southern Copper Corp.	6,189	203,371

		$420,175

Philippines — 0.2%
Ayala Land, Inc., PFC Shares(3)	65,600	$151
Bank of the Philippine Islands	9,185	20,006
International Container Terminal Services, Inc.	9,481	24,604
JG Summit Holding, Inc.	18,200	22,160
Philex Mining Corp.	75,900	21,798
Philippine Long Distance Telephone Co.	360	25,350
SM Investments Corp.	1,225	22,304
SM Prime Holdings, Inc.	65,800	23,052
Universal Robina Corp.	7,400	27,413

		$186,838

Poland — 0.6%
Asseco Poland SA	1,770	$23,545
Bank Pekao SA	850	45,046
BRE Bank SA	170	25,499
Cyfrowy Polsat SA	2,734	20,454
KGHM Polska Miedz SA	1,033	42,381
LPP SA	17	42,412
Orange Polska SA	7,940	26,220
Polish Oil & Gas	18,340	28,392
Polska Grupa Energetyczna SA	8,040	53,490
Polski Koncern Naftowy Orlen SA	3,090	36,485

Security	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	6,350	$72,213
Powszechny Zaklad Ubezpieczen SA	487	68,472
Tauron Polska Energia SA	14,460	23,474

		$508,083

Portugal — 0.1%
EDP-Energias de Portugal SA	7,301	$34,191
Jeronimo Martins SGPS SA	1,415	18,496
Mota-Engil SGPS SA	1,973	12,306
NOS SGPS	4,716	28,108
Portucel SA	4,607	21,134

		$114,235

Qatar — 0.3%
Barwa Real Estate Co.	2,800	$28,823
Gulf International Services QSC	750	23,498
Industries Qatar	1,245	58,576
Masraf Al Rayan	2,050	29,953
Ooredoo QSC	644	22,560
Qatar National Bank	848	41,938
United Development Co.	3,255	25,326
Vodafone Qatar	5,500	28,998

		$259,672

Russia — 1.3%
Federal Hydrogenerating Co. JSC ADR	19,300	$32,652
Globaltrans Investment PLC GDR(4)	2,200	21,625
LUKOIL OAO ADR	2,490	138,820
Magnit OJSC	585	148,788
Mail.ru Group, Ltd. GDR(4)	1,040	31,025
MMC Norilsk Nickel ADR	3,000	58,669
Mobile TeleSystems OJSC	9,300	71,770
OAO Gazprom ADR	25,000	182,417
Pharmstandard OJSC GDR(1)(4)	1,286	10,690
PIK Group GDR(1)(4)	9,700	20,490
Rosneft Oil Co. GDR(1)(4)	5,700	35,170
Rostelecom	11,150	27,400
Sberbank of Russia ADR	17,100	141,858
Surgutneftegas OJSC ADR	5,900	40,858
Surgutneftegas OJSC, PFC Shares	40,400	29,645
Tatneft ADR	1,500	53,316
Uralkali OJSC GDR(4)	1,700	32,461
VimpelCom, Ltd. ADR	3,275	27,313
VTB Bank OJSC GDR(4)	17,800	38,871
Yandex NV, Class A(1)	1,900	57,532

		$1,201,370

Singapore — 0.3%
Ascendas Real Estate Investment Trust	6,000	$11,195
ComfortDelGro Corp., Ltd.	7,000	14,467
Flextronics International, Ltd.(1)	3,224	33,497
Genting Singapore PLC	21,000	22,392
Noble Group, Ltd.	10,000	11,320
Oversea-Chinese Banking Corp., Ltd.	3,000	23,943
Singapore Press Holdings, Ltd.	7,000	23,259
Singapore Technologies Engineering, Ltd.	4,000	12,148
Singapore Telecommunications, Ltd.	14,000	45,535
United Engineers, Ltd.	5,000	9,594
United Overseas Bank, Ltd.	2,000	38,597
Wilmar International, Ltd.	10,000	26,109

		$272,056

South Africa — 1.5%
Anglo Platinum, Ltd.(1)	500	$21,951
AngloGold Ashanti, Ltd.(1)	2,200	37,722

Security	Shares	Value
Barclays Africa Group, Ltd.	1,800	$28,007
Barloworld, Ltd.	2,400	22,760
Bidvest Group, Ltd.	2,950	79,359
Capital Property Fund(1)	19,700	21,219
Clicks Group, Ltd.	4,000	24,519
FirstRand, Ltd.	9,500	38,194
Impala Platinum Holdings, Ltd.	2,786	27,608
Massmart Holdings, Ltd.	2,200	28,748
MMI Holdings, Ltd.	10,300	24,884
Mr. Price Group, Ltd.	1,400	26,441
MTN Group, Ltd.	12,800	264,952
Nedbank Group, Ltd.	1,100	23,957
Netcare, Ltd.	10,000	28,710
Remgro, Ltd.	1,800	38,839
Reunert, Ltd.	3,300	19,775
RMB Holdings, Ltd.	6,000	31,126
Sanlam, Ltd.	7,500	42,541
Sasol, Ltd.	2,100	121,135
Shoprite Holdings, Ltd.	3,300	49,796
Spar Group, Ltd.	3,300	38,086
Standard Bank Group, Ltd.	4,600	61,891
Steinhoff International Holdings, Ltd.	10,400	51,952
Sun International, Ltd.	2,500	24,961
Tiger Brands, Ltd.	900	25,875
Truworths International, Ltd.	4,100	28,707
Vodacom Group (Pty), Ltd.	4,000	46,752
Wilson Bayly Holmes-Ovcon, Ltd.	1,800	21,477

		$1,301,944

South Korea — 1.4%
Celltrion, Inc.(1)	903	$34,642
Cheil Worldwide, Inc.(1)	1,110	23,225
CJ Corp.	150	21,149
Dongbu Insurance Co., Ltd.	590	33,405
Hankook Tire Co., Ltd.	410	22,442
Honam Petrochemical Corp.	140	23,604
Hynix Semiconductor, Inc.(1)	870	37,853
Hyundai Glovis Co., Ltd.	110	28,071
Hyundai Heavy Industries Co., Ltd.	140	20,182
Hyundai Marine & Fire Insurance Co., Ltd.	1,110	32,822
Hyundai Motor Co.	350	82,855
Hyundai Steel Co.	300	22,855
Kangwon Land, Inc.	850	28,184
Korea Electric Power Corp.	1,000	41,266
Korea Zinc Co., Ltd.	100	40,041
Korean Reinsurance Co.	2,629	28,764
KT&G Corp.	290	28,015
LG Chem, Ltd.	190	53,170
LG Corp.	490	32,814
LG Electronics, Inc.	680	50,376
Naver Corp.	55	39,272
POSCO	320	103,986
Samsung Electro-Mechanics Co., Ltd.	350	21,328
Samsung Electronics Co., Ltd.	176	227,782
Samsung Fire & Marine Insurance Co., Ltd.	90	24,669
Samsung Life Insurance Co., Ltd.	510	51,913
Samsung SDI Co., Ltd.	194	29,872
Samsung Securities Co., Ltd.	690	32,531
SK Telecom Co., Ltd. ADR	1,500	42,465
TONGYANG Securities, Inc.(1)	9,480	28,162

		$1,287,715

Security	Shares	Value
Spain — 0.8%
Abertis Infraestructuras SA	1,918	$42,038
Acerinox SA	1,283	21,351
Amadeus IT Holding SA, Class A	2,081	81,889
Banco Santander SA	5,512	55,381
CaixaBank SA	2,660	15,995
Distribuidora Internacional de Alimentacion SA	2,714	22,496
Enagas SA	608	20,228
Ferrovial SA	2,089	43,769
Grifols SA, Class A	1,110	50,103
Grifols SA, Class B	760	28,298
Industria de Diseno Textil SA	3,375	98,594
Red Electrica Corp. SA	267	22,943
Repsol SA	3,117	77,730
Telefonica SA	5,584	91,033

		$671,848

Sweden — 0.7%
Atlas Copco AB, Class A	605	$18,050
BillerudKorsnas AB	1,442	21,303
Elekta AB, Class B	4,075	49,932
Hennes & Mauritz AB, Class B	2,504	102,367
Hexpol AB	291	24,446
Holmen AB, Class B	798	26,875
Investment AB Kinnevik, Class B	286	11,871
Investor AB, Class B	701	25,200
Lundin Petroleum AB(1)	1,461	26,186
Meda AB, Class A	2,437	39,292
Skanska AB, Class B	846	17,579
SKF AB, Class B	786	18,528
Svenska Cellulosa AB SCA, Class B	1,720	42,357
Swedbank AB, Class A	1,371	35,122
Telefonaktiebolaget LM Ericsson, Class B	5,660	70,478
TeliaSonera AB	12,724	95,299

		$624,885

Switzerland — 1.4%
ABB, Ltd.(1)	3,860	$88,772
Adecco SA(1)	124	9,275
Baloise Holding AG	183	22,034
Compagnie Financiere Richemont SA, Class A	1,423	135,032
Dufry AG(1)	60	10,275
GAM Holding AG(1)	540	9,775
Givaudan SA	40	65,424
Logitech International SA	1,271	18,642
Mobimo Holding AG(1)	59	11,980
Nestle SA	3,115	230,635
Novartis AG	2,526	219,758
Schindler Holding AG	110	16,293
SGS SA	8	17,428
Sonova Holding AG	123	19,084
Swatch Group, Ltd. (The), Bearer Shares	106	56,528
Swiss Life Holding AG	44	10,175
Swiss Re AG	822	69,876
Swisscom AG	127	70,510
Syngenta AG	394	139,576
Zurich Insurance Group AG(1)	217	63,041

		$1,284,113

Taiwan — 1.4%
Acer, Inc.(1)	73,000	$57,856
Advanced Semiconductor Engineering, Inc.	32,931	39,109
Asustek Computer, Inc.	4,000	42,269
Catcher Technology Co., Ltd.	7,000	57,214

Security	Shares	Value
Cathay Financial Holding Co., Ltd.	22,690	$37,756
Cheng Shin Rubber Industry Co., Ltd.	11,765	29,497
China Development Financial Holding Corp.	71,000	23,471
Chunghwa Telecom Co., Ltd.	22,000	67,113
Compal Electronics, Inc.	54,000	49,705
CTBC Financial Holding Co., Ltd.	42,057	29,436
Delta Electronics, Inc.	9,000	61,159
Far EasTone Telecommunications Co., Ltd.	9,000	18,669
Formosa Chemicals & Fibre Corp.	13,900	33,820
Formosa Petrochemical Corp.	11,000	28,029
Formosa Plastics Corp.	16,240	41,600
Foxconn Technology Co., Ltd.	19,845	49,049
Fubon Financial Holding Co., Ltd.	26,496	41,594
Giant Manufacturing Co., Ltd.	3,000	24,607
Hotai Motor Co., Ltd.	2,000	25,903
Mega Financial Holding Co., Ltd.	35,519	31,192
Nan Ya Plastics Corp.	24,410	56,717
Pou Chen Corp.	22,000	24,591
President Chain Store Corp.	5,000	39,775
Quanta Computer, Inc.	12,000	33,515
Radiant Opto-Electronics Corp.	7,789	32,352
Siliconware Precision Industries Co., Ltd.	12,000	16,379
Standard Foods Corp.	7,052	20,045
Synnex Technology International Corp.	20,000	31,263
Taishin Financial Holdings Co., Ltd.	50,180	26,780
Taiwan Cement Corp.	23,000	34,240
Uni-President Enterprises Corp.	19,100	36,360
Wistron Corp.	39,276	37,527
Yageo Corp.	84,000	56,671
Yulon Motor Co., Ltd.	13,000	21,208

		$1,256,471

Thailand — 0.5%
Advanced Info Service PCL(5)	7,500	$48,242
Airports of Thailand PCL(5)	3,400	22,497
Bangkok Bank PCL(5)	3,900	23,776
Big C Supercenter PCL(5)	4,000	28,691
Charoen Pokphand Foods PCL(5)	24,400	20,179
CP ALL PCL(5)	26,300	37,706
Kasikornbank PCL(5)	7,900	51,765
Krung Thai Bank PCL(5)	32,600	21,656
PTT Exploration & Production PCL(5)	8,612	43,387
PTT Global Chemical PCL(5)	12,600	25,675
PTT PCL(5)	4,200	41,597
Siam Cement PCL(5)	2,200	29,293
Siam Commercial Bank PCL(5)	8,700	47,888
Thai Beverage PCL	77,411	37,953

		$480,305

Turkey — 0.6%
Akbank TAS	15,500	$61,471
Anadolu Efes Biracilik ve Malt Sanayii AS	1,850	22,437
BIM Birlesik Magazalar AS	1,700	40,256
Coca-Cola Icecek AS	800	20,069
Enka Insaat ve Sanayi AS	9,579	24,966
Eregli Demir ve Celik Fabrikalari TAS	31,980	67,431
Haci Omer Sabanci Holding AS	5,200	24,235
KOC Holding AS	8,920	46,805
Tupras-Turkiye Petrol Rafinerileri AS	1,400	34,214
Turk Hava Yollari Anonim Ortakligi (THY) AS	11,345	34,042
Turkcell Iletisim Hizmetleri AS(1)	8,650	56,565

Security	Shares	Value
Turkiye Garanti Bankasi AS	12,800	$52,713
Turkiye Halk Bankasi AS	3,100	23,342
Turkiye Is Bankasi	13,500	37,667
Yapi ve Kredi Bankasi AS	10,500	23,921

		$570,134

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank (PJSC)	17,000	$41,470
Arabtec Holding Co.(1)	29,580	33,950
DP World, Ltd.	2,200	43,556
Emaar Properties (PJSC)	22,440	59,446
First Gulf Bank (PJSC)	6,200	30,600
National Bank of Abu Dhabi (PJSC)	8,379	32,946
Union National Bank	8,553	15,342

		$257,310

United Kingdom — 2.8%
Aberdeen Asset Management PLC	1,370	$9,511
Anglo American PLC	2,201	59,110
Associated British Foods PLC	563	26,355
AstraZeneca PLC	1,425	104,048
Aveva Group PLC	458	15,454
Aviva PLC	2,892	24,474
BAE Systems PLC	1,790	12,900
Berkeley Group Holdings PLC	246	10,127
BHP Billiton PLC	2,186	74,569
BP PLC	16,337	133,044
British American Tobacco PLC	1,433	83,949
Bunzl PLC	530	14,206
Burberry Group PLC	988	23,493
Capita PLC	1,563	31,648
Cobham PLC	3,560	17,565
Compass Group PLC	1,682	27,406
CSR PLC	1,550	13,786
Daily Mail & General Trust PLC, Class A	697	9,826
Diageo PLC	2,225	66,822
Experian PLC	1,622	27,754
G4s PLC	2,490	10,537
Galliford Try PLC	493	10,560
GlaxoSmithKline PLC	7,009	168,908
Glencore PLC	11,422	69,019
Go-Ahead Group PLC	297	11,015
Grainger PLC	2,727	9,877
Halma PLC	2,818	26,713
HSBC Holdings PLC	11,144	119,474
Imperial Tobacco Group PLC	715	30,955
Informa PLC	1,220	10,020
Kier Group PLC	354	10,427
Kingfisher PLC	2,686	13,567
Laird PLC	2,133	10,363
Londonmetric Property PLC REIT	4,234	10,064
Marks & Spencer Group PLC	3,423	24,777
Meggitt PLC	1,244	10,652
Micro Focus International PLC	1,069	15,298
Mitie Group PLC	1,857	9,534
Mondi PLC	608	10,648
National Grid PLC	12,897	183,695
Old Mutual PLC	5,996	19,725
Pace PLC	2,881	15,491
Pearson PLC	1,114	21,428
Playtech PLC	1,480	15,299
Randgold Resources, Ltd.	257	22,129
Reckitt Benckiser Group PLC	558	49,259

Security	Shares	Value
Reed Elsevier PLC	1,183	$19,018
Rolls-Royce Holdings PLC(1)	2,777	48,476
Rotork PLC	228	10,611
Royal Dutch Shell PLC, Class A	3,477	142,960
Sage Group PLC (The)	8,098	50,297
Schroders PLC	234	9,402
Segro PLC REIT	1,709	10,294
Shaftesbury PLC	893	10,169
SSE PLC	2,920	71,712
Telecity Group PLC	1,347	18,015
UBM PLC	909	9,474
Ultra Electronics Holdings PLC	345	10,285
Unilever PLC	603	26,054
United Utilities Group PLC	2,439	36,557
Vodafone Group PLC	80,742	268,878
Whitbread PLC	406	29,401
WS Atkins PLC	466	10,449

		$2,477,533

United States — 36.6%
3M Co.	1,764	$248,530
A.O. Smith Corp.	542	25,311
Abbott Laboratories	3,499	147,378
AbbVie, Inc.	2,440	127,710
Accenture PLC, Class A	1,013	80,311
Actavis PLC(1)	387	82,919
Advance Auto Parts, Inc.	215	26,039
AGL Resources, Inc.	1,927	99,510
Air Products and Chemicals, Inc.	1,362	179,716
Airgas, Inc.	1,044	111,624
Alaska Air Group, Inc.	1,062	46,696
Alexandria Real Estate Equities, Inc.	141	11,083
Allergan, Inc.	248	41,133
Allied World Assurance Co. Holdings, Ltd.	438	15,772
Altria Group, Inc.	6,041	245,265
Amdocs, Ltd.	4,549	206,252
Ameren Corp.	2,515	96,702
American Campus Communities, Inc.	270	10,508
American Electric Power Co., Inc.	2,447	127,220
American Express Co.	908	79,904
American Financial Group, Inc.	2,206	123,514
American International Group, Inc.	1,489	77,398
American Tower Corp.	537	50,687
American Water Works Co., Inc.	742	35,445
AmerisourceBergen Corp.	2,294	176,432
Amgen, Inc.	1,814	231,085
AmSurg Corp.(1)	841	40,166
Analog Devices, Inc.	2,046	101,543
Analogic Corp.	147	10,571
Annaly Capital Management, Inc.	1,589	17,638
AOL, Inc.(1)	1,065	41,056
Aon PLC	688	58,040
Apache Corp.	958	98,348
Apple, Inc.	2,906	277,726
AptarGroup, Inc.	1,282	78,330
Aqua America, Inc.	825	19,619
Arch Capital Group, Ltd.(1)	365	19,509
Arthur J. Gallagher & Co.	1,971	88,695
Ascent Capital Group, Inc., Series A(1)	213	13,202
Associated Banc-Corp.	706	12,652
AT&T, Inc.	13,043	464,200
Automatic Data Processing, Inc.	1,088	88,465
AutoNation, Inc.(1)	435	23,194

Security	Shares	Value
AutoZone, Inc.(1)	78	$40,328
Avago Technologies, Ltd.	394	27,336
Avery Dennison Corp.	2,582	121,896
Axis Capital Holdings, Ltd.	977	42,158
AZZ, Inc.	1,018	44,426
Bank of Hawaii Corp.	1,384	79,137
Bank of the Ozarks, Inc.	960	29,539
Baxter International, Inc.	1,073	80,142
Becton, Dickinson and Co.	920	106,941
Bemis Co., Inc.	1,952	76,148
Berkshire Hathaway, Inc., Class B(1)	1,517	190,277
BioMed Realty Trust, Inc.	503	10,815
Blackbaud, Inc.	324	11,894
Boeing Co. (The)	1,090	131,323
Bristol-Myers Squibb Co.	3,979	201,417
Bristow Group, Inc.	389	27,763
Broadridge Financial Solutions, Inc.	3,218	129,911
Brown-Forman Corp., Class B	1,452	125,816
Buffalo Wild Wings, Inc.(1)	272	39,527
CA, Inc.	2,922	84,387
Campbell Soup Co.	3,237	134,627
Cardinal Health, Inc.	1,936	138,714
Caterpillar, Inc.	1,182	119,087
CBL & Associates Properties, Inc.	578	10,809
Celanese Corp., Series A	487	28,348
CenturyLink, Inc.	2,291	89,899
Cerner Corp.(1)	1,115	61,548
Charter Communication Inc., Class A(1)	230	35,540
Chevron Corp.	2,399	310,047
Chipotle Mexican Grill, Inc.(1)	117	78,683
Cincinnati Financial Corp.	1,623	74,690
Cinemark Holdings, Inc.	2,696	88,429
Cintas Corp.	2,660	166,516
Cisco Systems, Inc.	5,327	134,400
City National Corp.	273	20,543
Clorox Co. (The)	1,605	139,426
Coca-Cola Co. (The)	9,921	389,796
Colgate-Palmolive Co.	1,949	123,567
Colony Financial, Inc.	499	11,053
Comcast Corp., Class A	2,396	128,737
Comerica, Inc.	1,057	53,125
Compass Minerals International, Inc.	1,001	86,106
ConAgra Foods, Inc.	3,585	108,016
CONMED Corp.	899	35,061
ConocoPhillips	2,488	205,260
Consolidated Edison, Inc.	2,704	151,667
Costar Group, Inc.(1)	284	40,819
Covanta Holding Corp.	4,264	87,071
Cracker Barrel Old Country Store, Inc.	789	76,501
Crown Holdings, Inc.(1)	634	29,513
CST Brands, Inc.	667	22,298
Cullen/Frost Bankers, Inc.	1,718	133,952
CVR Energy, Inc.	1,690	79,565
CVS Caremark Corp.	1,715	130,957
Danaher Corp.	1,279	94,493
Darden Restaurants, Inc.	1,463	68,395
Deere & Co.	1,003	85,365
Delta Air Lines, Inc.	1,915	71,736

Security	Shares	Value
Devon Energy Corp.	2,308	$174,254
Diamond Offshore Drilling, Inc.	2,720	127,269
Digital Realty Trust, Inc.	193	12,427
Discovery Communications, Inc., Class A(1)	423	36,044
Dominion Resources, Inc.	856	57,900
Douglas Emmett, Inc.	375	10,684
Dow Chemical Co. (The)	2,167	110,669
Dr Pepper Snapple Group, Inc.	1,534	90,138
DST Systems, Inc.	1,778	160,144
DTE Energy Co.	1,738	128,299
Duke Energy Corp.	3,323	239,688
Duke Realty Corp. REIT	610	10,974
E.I. du Pont de Nemours & Co.	3,863	248,430
eBay, Inc.(1)	1,065	56,232
Ecolab, Inc.	628	68,157
Edwards Lifesciences Corp.(1)	289	26,082
Eli Lilly & Co.	2,699	164,801
EMC Corp.	1,913	56,051
EMCOR Group, Inc.	739	30,247
Emerson Electric Co.	3,089	196,615
Endurance Specialty Holdings, Ltd.	1,733	91,658
Entergy Corp.	1,691	123,156
Everest Re Group, Ltd.	294	45,838
Exelon Corp.	2,999	93,209
Express Scripts Holding Co.(1)	846	58,924
Extra Space Storage, Inc.	204	10,553
Exxon Mobil Corp.	5,423	536,552
Facebook, Inc., Class A(1)	1,435	104,253
FedEx Corp.	627	92,094
Fidelity National Information Services, Inc.	956	53,918
First Financial Bankshares, Inc.	366	10,753
FirstEnergy Corp.	3,508	109,485
Foot Locker, Inc.	669	31,798
Freeport-McMoRan, Inc.	3,796	141,287
Frontier Communications Corp.	23,894	156,506
Garmin, Ltd.	2,287	125,877
General Electric Co.	10,143	255,096
General Mills, Inc.	2,260	113,339
Genuine Parts Co.	903	74,786
Global Payments, Inc.	336	23,275
Golar LNG, Ltd.	1,742	107,325
Google, Inc., Class A(1)	382	221,388
Graham Holdings Co., Class B	43	29,487
Harris Corp.	1,646	112,372
Hasbro, Inc.	1,325	66,197
Hawaiian Electric Industries Inc.	4,885	115,384
HCA Holdings, Inc.(1)	1,084	70,796
HEICO Corp.	480	23,597
Hershey Co. (The)	257	22,655
HollyFrontier Corp.	1,700	79,917
Hologic, Inc.(1)	595	15,512
Home Depot, Inc. (The)	1,839	148,683
Honeywell International, Inc.	709	65,107
Hospitality Properties Trust	351	10,028
Howard Hughes Corp. (The)(1)	181	26,321
ICU Medical, Inc.(1)	208	12,116
IHS, Inc.(1)	169	22,202
Illinois Tool Works, Inc.	1,840	151,561
Illumina, Inc.(1)	138	22,068

Security	Shares	Value
Integrys Energy Group, Inc.	1,594	$104,503
Intel Corp.	7,399	250,752
International Business Machines Corp.	536	102,735
International Flavors & Fragrances, Inc.	734	74,127
International Paper Co.	1,894	89,965
Investors Bancorp, Inc.	3,126	32,354
j2 Global, Inc.	213	10,420
Jack Henry & Associates, Inc.	1,893	110,457
Jack in the Box, Inc.	191	10,923
JetBlue Airways Corp.(1)	1,282	13,743
Johnson & Johnson	4,048	405,164
Jones Lang LaSalle, Inc.	222	27,461
JPMorgan Chase & Co.	2,923	168,569
Kaiser Aluminum Corp.	534	41,235
Kellogg Co.	2,139	127,976
KeyCorp	1,722	23,316
Kimberly-Clark Corp.	966	100,338
Kohl’s Corp.	1,015	54,343
Landstar System, Inc.	2,086	137,947
Legg Mason, Inc.	765	36,299
Leggett & Platt, Inc.	2,659	87,215
Liberty Global PLC, Series A(1)	553	23,005
Liberty Global PLC, Series C(1)	881	35,231
Liberty Property Trust	282	9,918
Linear Technology Corp.	2,258	99,657
Lockheed Martin Corp.	613	102,353
Lorillard, Inc.	2,799	169,284
Lowe’s Companies, Inc.	2,148	102,782
Lululemon Athletica, Inc.(1)	696	26,775
LyondellBasell Industries NV, Class A	614	65,238
M&T Bank Corp.	1,546	187,839
Madison Square Garden Co. (The)(1)	419	24,863
Manhattan Associates, Inc.(1)	1,016	29,830
Marathon Oil Corp.	2,196	85,095
Marathon Petroleum Corp.	854	71,292
Marsh & McLennan Cos., Inc.	1,999	101,489
MasterCard, Inc., Class A	1,357	100,622
Mattel, Inc.	2,273	80,521
McDonald’s Corp.	1,561	147,608
McGraw Hill Financial, Inc.	715	57,357
McKesson Corp.	1,159	222,366
MeadWestvaco Corp.	1,989	83,140
Medicines Co. (The)(1)	389	9,091
Medtronic, Inc.	3,729	230,228
Merck & Co., Inc.	4,664	264,635
Meredith Corp.	2,535	116,407
Microchip Technology, Inc.	2,582	116,242
Microsoft Corp.	9,125	393,835
Mid-America Apartment Communities, Inc.	149	10,418
Minerals Technologies, Inc.	742	43,088
Mondelez International, Inc., Class A	2,894	104,184
Monsanto Co.	1,559	176,307
Mosaic Co. (The)	1,743	80,370
Murphy Oil Corp.	2,654	164,893
Murphy USA, Inc.(1)	361	17,841
National Health Investors, Inc.	163	9,746
National Oilwell Varco, Inc.	2,637	213,703
National Retail Properties, Inc.	302	10,742
New York Community Bancorp, Inc.	5,056	80,289
Newmont Mining Corp.	3,978	99,092
NextEra Energy, Inc.	1,305	122,526
NIKE, Inc., Class B	1,011	77,978

Security	Shares	Value
Nordstrom, Inc.	288	$19,938
Northrop Grumman Corp.	1,049	129,310
Northstar Asset Management(1)	333	5,964
Northstar Realty Finance REIT(1)	333	5,361
Nucor Corp.	1,537	77,188
O’Reilly Automotive, Inc.(1)	151	22,650
Occidental Petroleum Corp.	2,535	247,695
OGE Energy Corp.	721	25,920
Old Republic International Corp.	9,580	137,856
Olin Corp.	3,113	82,712
Omega Healthcare Investors REIT	298	10,889
Omnicare, Inc.	523	32,688
Omnicom Group, Inc.	1,243	86,998
ONE Gas, Inc.	448	16,128
Oneok, Inc.	608	39,173
Owens & Minor, Inc.	2,158	71,408
Packaging Corp. of America	1,667	110,289
PacWest Bancorp	395	16,460
Papa John’s International, Inc.	238	9,922
PartnerRe, Ltd.	1,588	165,724
Patterson Cos., Inc.	2,005	78,215
Paychex, Inc.	2,290	93,913
PDL BioPharma, Inc.	13,313	124,876
PennyMac Mortgage Investment Trust	1,550	33,186
People’s United Financial, Inc.	7,486	108,697
Pepco Holdings, Inc.	4,599	123,483
PepsiCo, Inc.	4,433	390,547
Pfizer, Inc.	7,778	223,229
PG&E Corp.	1,008	45,027
Philip Morris International, Inc.	1,428	117,110
Phillips 66	928	75,270
Pinnacle Financial Partners, Inc.	310	11,470
PNC Financial Services Group, Inc. (The)	347	28,648
PPG Industries, Inc.	413	81,923
PPL Corp.	5,100	168,249
Praxair, Inc.	1,810	231,933
Priceline Group, Inc. (The)(1)	95	118,033
Procter & Gamble Co. (The)	5,395	417,141
Progressive Corp.	3,052	71,539
Protective Life Corp.	209	14,500
QUALCOMM, Inc.	1,676	123,521
Quest Diagnostics, Inc.	1,488	90,917
Raymond James Financial, Inc.	664	33,831
Rayonier Advanced Materials(1)	77	2,510
Rayonier, Inc.	232	7,902
Raytheon Co.	1,317	119,544
Regal Entertainment Group, Class A	6,104	118,784
Regal-Beloit Corp.	187	13,144
Regency Centers Corp.	200	10,872
Republic Services, Inc.	2,086	79,122
Retail Opportunity Investments Corp.	708	10,924
Reynolds American, Inc.	2,158	120,524
Rockwell Automation, Inc.	283	31,600
Royal Gold, Inc.	644	48,667
RPM International, Inc.	2,392	105,679
SCANA Corp.	1,844	93,823
Schlumberger, Ltd.	2,883	312,488
Scotts Miracle-Gro Co. (The), Class A	2,107	112,092
SemGroup Corp., Class A	165	12,718

Security	Shares	Value
Sempra Energy	955	$95,223
Senior Housing Properties Trust	451	10,310
Sherwin-Williams Co. (The)	428	88,266
Sigma-Aldrich Corp.	459	46,093
Sonoco Products Co.	1,753	68,612
Southern Co. (The)	4,731	204,805
Spectra Energy Corp.	3,129	128,039
Spirit Realty Capital, Inc. REIT	1,042	12,056
Standex International Corp.	118	7,782
Starbucks Corp.	1,321	102,615
Sysco Corp.	4,106	146,543
TAL International Group, Inc.(1)	1,400	61,880
Targa Resources Corp.	392	49,980
Target Corp.	3,152	187,828
Taubman Centers, Inc.	144	10,593
TD Ameritrade Holding Corp.	794	25,503
Techne Corp.	246	22,957
TECO Energy, Inc.	4,268	74,519
Teekay Corp.	2,058	114,548
Teleflex, Inc.	1,183	127,456
Tesoro Corp.	935	57,540
Texas Capital Bancshares, Inc.(1)	187	9,733
Thomson Reuters Corp.	2,416	91,349
Tidewater, Inc.	2,483	117,371
Time Warner, Inc.	3,612	299,868
TJX Cos., Inc. (The)	1,635	87,129
Towers Watson & Co., Class A	448	45,705
TransDigm Group, Inc.	260	43,659
Twenty-First Century Fox, Inc., Class A	1,304	41,311
Tyler Technologies, Inc.(1)	266	24,134
U.S. Bancorp	4,709	197,919
UDR, Inc.	399	11,603
Umpqua Holdings Corp.	658	11,133
Union Pacific Corp.	1,411	138,715
United Parcel Service, Inc., Class B	2,497	242,434
United Technologies Corp.	1,897	199,470
UnitedHealth Group, Inc.	2,697	218,592
Valero Energy Corp.	1,492	75,794
Validus Holdings, Ltd.	2,249	82,156
Vectren Corp.	2,973	113,242
VeriSign, Inc.(1)	298	16,107
Veritiv Corp.(1)	36	1,446
Verizon Communications, Inc.	12,082	609,174
Viacom, Inc., Class B	947	78,289
Visa, Inc., Class A	609	128,505
W.W. Grainger, Inc.	128	30,099
Wal-Mart Stores, Inc.	3,197	235,235
Walt Disney Co. (The)	1,331	114,306
Washington Federal, Inc.	568	11,905
Waste Connections, Inc.	586	27,741
Waste Management, Inc.	3,047	136,780
Watsco, Inc.	358	32,066
Weingarten Realty Investors REIT	338	11,124
WellPoint, Inc.	1,241	136,274
Wells Fargo & Co.	4,458	226,912
Westar Energy, Inc.	3,546	127,798
Western Alliance Bancorp(1)	1,256	28,762
Western Refining, Inc.	401	16,425
Williams Cos., Inc.	2,544	144,067

Security		Shares	Value
Windstream Holdings, Inc.		9,021	$103,381
Xcel Energy, Inc.		3,802	117,102
Zions Bancorporation		770	22,191

			$32,730,616

Total Common Stocks (identified cost $53,182,956)			$64,846,052

Equity-Linked Securities(6)(7) — 1.4%

Security	Maturity Date	Shares	Value
India — 1.4%
Adani Ports and Special Economic Zone	11/2/16	5,500	$23,705
Apollo Hospitals Enterprises, Ltd.	11/2/16	1,100	18,431
Asian Paints, Ltd.	8/17/16	2,300	23,920
Axis Bank, Ltd.	10/8/14	1,000	6,480
Bajaj Auto, Ltd.	7/29/16	700	24,035
Bharat Heavy Electricals, Ltd.	9/29/14	7,300	27,594
Bharti Airtel, Ltd.	9/29/14	10,400	64,168
Cairn India, Ltd.	9/29/14	5,800	30,247
Cipla, Ltd.	9/29/14	3,100	23,405
Coal India, Ltd.	11/2/16	3,000	18,240
DLF, Ltd.	11/2/16	10,600	34,768
Federal Bank, Ltd.	7/29/16	12,862	25,467
GAIL India, Ltd.	4/6/16	4,100	29,561
Hero Motocorp, Ltd.	10/8/14	700	30,068
Hindustan Unilever, Ltd.	10/1/14	3,800	42,997
Hindustan Zinc, Ltd.	10/13/14	11,300	30,114
Indian Oil Corp., Ltd.	4/26/16	5,800	31,784
IndusInd Bank, Ltd.	12/15/14	2,300	21,287
Infrastructure Development Finance Company, Ltd.	10/8/14	18,700	47,124
ITC, Ltd.	9/29/14	9,000	53,010
Jindal Steel and Power, Ltd. JSPL	9/29/14	4,300	19,544
Kotak Mahindra Bank, Ltd.	10/13/14	2,600	41,015
Larsen & Toubro, Ltd.	11/4/14	1,100	27,340
Lupin, Ltd.	11/2/16	1,660	32,445
Mahindra & Mahindra, Ltd.	10/15/14	1,200	23,850
NTPC, Ltd.	4/26/16	18,800	45,120
Oil and Natural Gas Corp., Ltd.	4/26/16	6,500	42,510
Oil India, Ltd.	11/2/16	3,450	32,240
Power Finance Co.	7/27/15	6,500	28,860
Power Grid Corp. of India, Ltd.	11/16/15	9,100	20,020
Reliance Infrastructure, Ltd.	4/26/16	1,700	20,842
Sun Pharmaceutical Industries, Ltd.	4/26/16	3,400	44,489
Tata Consultancy Services, Ltd.	10/13/14	2,400	102,420
Tata Steel, Ltd.	10/13/14	4,200	38,451
Union Bank of India, Ltd.	7/29/16	9,500	30,067
Wipro, Ltd.	10/13/14	3,793	34,156

Total Equity-Linked Securities (identified cost $880,142)			$1,189,774

Short-Term Investments — 21.1%

U.S. Treasury Obligations — 2.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/5/15(8)	$2,000	$1,999,310

Total U.S. Treasury Obligations (identified cost $1,998,590)		$1,999,310

Other — 18.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(9)	$16,877	$16,876,502

Total Other (identified cost $16,876,502)		$16,876,502

Total Short-Term Investments (identified cost $18,875,092)		$18,875,812

Total Investments — 95.1% (identified cost $72,938,190)		$84,911,638

Other Assets, Less Liabilities — 4.9%		$4,413,673

Net Assets — 100.0%		$89,325,311

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $190,332 or 0.2% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $1,189,774 or 1.4% of the Portfolio’s net assets.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $13,462.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	63.0%	$56,309,992
Euro	6.4	5,751,980
Japanese Yen	3.1	2,811,105
British Pound Sterling	2.8	2,530,419
Hong Kong Dollar	2.6	2,308,006
Swiss Franc	1.5	1,315,314
South African Rand	1.5	1,301,944
Australian Dollar	1.5	1,299,455
New Taiwan Dollar	1.4	1,256,471
South Korean Won	1.4	1,245,250
Brazilian Real	1.3	1,122,314
Other currency, less than 1% each	8.6	7,659,388

Total Investments	95.1%	$84,911,638

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.9%	$10,667,063
Industrials	7.7	6,849,227
Consumer Staples	7.5	6,695,589
Materials	7.5	6,682,527
Information Technology	7.4	6,586,588
Consumer Discretionary	7.1	6,353,387
Energy	7.0	6,220,245
Health Care	6.9	6,188,616
Utilities	5.6	4,978,776
Telecommunication Services	5.4	4,813,808
Short-Term Investments	21.1	18,875,812

Total Investments	95.1%	$84,911,638

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $3,194,249 or 3.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/14	155 E-mini MSCI EAFE Index	Short	$(15,188,245)	$(14,842,800)	$345,445
9/14	274 E-mini MSCI Emerging Markets Index	Short	(14,236,766)	(14,448,020)	(211,254)
9/14	319 E-mini S&P 500 Index	Short	(30,674,689)	(30,700,560)	(25,871)

					$108,320

Total Return Swaps

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$10,070,000	Pays	Excess Return on Bloomberg Commodity Index	Pays	0.15%	8/12/14	$91,009
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	8/12/14	(11,440)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	8/12/14	(2,818)
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	8/12/14	8,025
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	8/12/14	(8,529)
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gas Oil Index	Pays	0.20	8/12/14	(714)
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	8/12/14	(14,551)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	8/12/14	1,757
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	8/12/14	(11,663)
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	8/12/14	(22,078)
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	8/12/14	(10,943)
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	8/12/14	(611)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	8/12/14	(2,903)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	8/12/14	3,500
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	8/12/14	40,785
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	8/12/14	(4,072)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	8/12/14	(15,318)

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27%	8/12/14	$(8,771)
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	8/12/14	(1,734)
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	8/12/14	2,016
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	8/12/14	(11,819)
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	8/12/14	(3,094)
Merrill Lynch International	400,000	Receives	Excess Return on Bloomberg 3 Month Forward Soybean Oil Subindex	Pays	0.30	8/12/14	409
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Index	Pays	0.35	8/12/14	15,952

							$32,395

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In following its generally market-neutral strategy, the Portfolio achieved its long and short exposures to commodities using swap contracts and its short exposure to equities using swap contracts and futures contracts during the fiscal year to date ended July 31, 2014. In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument. During the fiscal year to date ended July 31, 2014, the Portfolio entered into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$163,453	$(131,058)

Equity Price	Futures Contracts*	$345,445	$(237,125)

Total		$508,898	$(368,183)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,643,781

Gross unrealized appreciation	$12,954,616
Gross unrealized depreciation	(1,686,759)

Net unrealized appreciation	$11,267,857

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$610,449	$11,143,876	$151	$11,754,476
Developed Europe	120,890	10,750,977	—	10,871,867
Developed Middle East	108,747	194,371	—	303,118
Emerging Europe	84,845	3,021,525	—	3,106,370
Latin America	4,012,430	—	—	4,012,430
Middle East/Africa	51,172	2,016,003	—	2,067,175
North America	32,730,616	—	—	32,730,616
Total Common Stocks	$37,719,149	$27,126,752 **	$151	$64,846,052
Equity-Linked Securities	$—	$1,189,774	$—	$1,189,774
Short-Term Investments -
U.S. Treasury Obligations	—	1,999,310	—	1,999,310
Other	—	16,876,502	—	16,876,502
Total Investments	$37,719,149	$47,192,338	$151	$84,911,638
Futures Contracts	$345,445	$—	$—	$345,445
Swap Contracts	—	163,453	—	163,453
Total	$38,064,594	$47,355,791	$151	$85,420,36

Liability Description
Futures Contracts	$(237,125)	$—	$—	$(237,125)
Swap Contracts	—	(131,058)	—	(131,058)
Total	$(237,125)	$(131,058)	$—	$(368,182)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2014 is not presented. At July 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

As of the close of business on September 19, 2014, the Parametric Market Neutral Fund withdrew its entire interest in the Portfolio in cash. The Portfolio is expected to terminate by October 10, 2014.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parametric Market Neutral Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014